Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–141.33%(a)
Alabama–0.83%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$1,000	$878,729
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 10/18/2010; Cost $739,982)(b)(c)	5.50%	01/01/2043	925	508,750
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	1,000	985,241
				2,372,720
American Samoa–0.26%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	754,928
Arizona–1.44%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2022, RB(d)	5.25%	07/01/2052	1,700	1,577,418
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,088,470
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools); Series 2020, Ref. RB(d)	5.50%	05/01/2040	1,500	1,432,901
				4,098,789
Arkansas–0.52%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(e)	5.45%	09/01/2052	1,500	1,493,190
California–19.33%
California (State of); Series 2023, GO Bonds(f)	5.25%	09/01/2053	4,000	4,218,520
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(f)	5.00%	05/01/2045	3,000	3,264,333
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(g)	5.25%	11/01/2052	1,250	1,261,499
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(d)(e)	5.00%	07/01/2037	1,000	999,929
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(d)	6.75%	06/01/2045	700	674,416
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	2,000	1,950,958
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	750	765,691
Series 2006 A, RB(h)	0.00%	06/01/2046	10,000	2,481,008
Series 2006 C, RB(d)(h)	0.00%	06/01/2055	25,000	1,589,460
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	835	834,958
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	11,800	1,270,880
Long Beach (City of), CA Finance Authority; Series 2023, RB(f)	4.00%	08/01/2053	10,000	9,056,952
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(h)	0.00%	08/01/2039	8,000	4,361,093
Regents of the University of California Medical Center; Series 2022, RB(f)(i)	4.00%	05/15/2053	10,740	9,290,517
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	2,000	1,086,615
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	1,783,205
Southern California Logistics Airport Authority; Series 2008 A, RB(h)	0.00%	12/01/2044	18,085	5,864,774
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(h)	0.00%	06/01/2054	3,500	703,520
Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(f)	4.00%	08/01/2048	4,000	3,662,762
				55,121,090
Colorado–8.97%
Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(d)	5.00%	12/01/2051	1,350	1,151,726
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2020 A, RB(f)	4.00%	05/15/2052	9,900	8,518,950
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2022, RB(e)(f)(i)	5.00%	11/15/2042	$1,000	$1,006,000
Series 2022, RB(e)(f)(i)	5.75%	11/15/2045	2,000	2,118,500
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	2,270	2,273,687
East Bend Metropolitan District; Series 2022, GO Bonds	6.50%	12/01/2052	2,600	2,455,397
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	560	560,406
Haymeadow Metropolitan District No. 1; Series 2025, GO Bonds	8.38%	12/15/2049	1,185	1,195,915
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(j)	5.75%	12/01/2049	1,000	876,143
Palisade Metropolitan District No. 2; Series 2024, Ref. RB(d)(j)	5.88%	12/15/2054	500	459,064
Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	1,933,733
Ritoro Metropolitan District; Series 2025, Ref. GO Bonds	6.25%	12/15/2057	658	644,889
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	1,500	1,380,971
Verve Metropolitan District No. 1; Series 2021, Ref. GO Bonds	5.00%	12/01/2036	525	492,306
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(d)	6.50%	12/01/2050	500	505,053
				25,572,740
Connecticut–0.59%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(b)	5.13%	10/01/2036	5,310	637,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	1,000	1,046,167
				1,683,367
Delaware–0.32%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(d)	5.25%	07/01/2048	997	926,095
District of Columbia–2.13%
Metropolitan Washington Airports Authority; Series 2023 A, Ref. RB(e)(f)(i)	5.25%	10/01/2048	6,000	6,068,253
Florida–24.57%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB (Acquired 02/26/2014-06/30/2014; Cost $888,926)(b)(c)	6.38%	11/15/2049	900	585,000
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(b)(c)(d)	5.00%	11/15/2061	1,075	771,415
Broward (County of), FL; Series 2023, RB(f)	5.50%	01/01/2055	12,365	13,019,785
Capital Projects Finance Authority (Kissimmee Charter Academy);
Series 2024, RB(d)	6.50%	06/15/2054	275	278,498
Series 2024, RB(d)	6.63%	06/15/2059	445	452,586
Capital Projects Finance Authority (Millenia Orlando); Series 2025 A, RB(d)	6.38%	01/01/2040	2,000	1,970,096
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	3,230	2,910,085
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB (Acquired 03/09/2020; Cost $258,452)(b)(c)	5.00%	07/01/2048	250	73,750
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 08/14/2019; Cost $102,052)(b)(c)(d)	6.75%	12/01/2035	100	15,000
Series 2015, RB (Acquired 12/02/2015; Cost $988,260)(b)(c)(d)	7.00%	12/01/2045	1,000	150,000
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(d)	6.63%	06/15/2054	1,000	983,809
Capital Trust Authority (KIPP Miami N Campus);
Series 2024 A, RB(d)	6.00%	06/15/2054	650	655,441
Series 2024 A, RB(d)	6.13%	06/15/2060	800	807,317
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $882,393)(b)(c)(d)	8.25%	05/15/2049	895	90
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(d)(e)(k)	12.00%	07/15/2028	2,000	2,076,758
Series 2024, Ref. RB(e)	5.00%	07/01/2041	2,000	1,837,651
Series 2024, Ref. RB (INS - AGI)(e)(g)	5.25%	07/01/2047	1,000	1,003,096
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(d)(k)	6.25%	06/15/2028	2,140	2,113,091
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(d)	6.13%	06/15/2046	985	984,968
Florida Development Finance Corp. (River City Science Academy); Series 2021, RB	4.00%	07/01/2045	1,200	998,840
Hillsborough County Industrial Development Authority; Series 2024, RB(f)(i)	5.25%	11/15/2049	13,000	13,454,799
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.38%	07/15/2038	1,300	1,240,698
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR(d)	5.75%	06/15/2042	1,200	1,178,752
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Manatee (County of), FL; Series 2023, Ref. RB(f)	4.00%	10/01/2053	$10,000	$8,499,563
Miami-Dade (County of), FL;
Series 2009, RB(h)	0.00%	10/01/2042	7,900	3,554,089
Series 2017 B, Ref. RB(e)(f)(i)	5.00%	10/01/2040	2,000	1,996,424
Series 2022, RB(f)	5.00%	07/01/2052	5,000	5,020,597
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group); Series 2024, Ref. RB	5.00%	08/01/2054	1,000	940,947
Seminole (County of), FL; Series 2022, RB(f)	5.00%	10/01/2052	2,430	2,469,696
				70,042,841
Idaho–0.41%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,181,764
Illinois–5.50%
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,526,886
Chicago (City of), IL Board of Education;
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2040	1,665	1,462,057
Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,044,777
Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,039,287
Series 2021 A, GO Bonds	5.00%	03/01/2046	500	497,606
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	140	140,145
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(d)	6.00%	12/01/2045	1,000	1,001,095
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 10/28/2022; Cost $1,265,750)(c)	5.00%	11/01/2040	1,525	1,021,750
Series 2019 A, Ref. RB (Acquired 06/02/2022; Cost $956,840)(c)	5.00%	11/01/2049	1,000	670,000
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(f)(i)	5.00%	08/15/2051	5,375	5,375,074
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,140	1,139,979
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	775,451
				15,694,107
Indiana–2.22%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(d)	5.90%	07/01/2038	1,000	984,471
Series 2018 A, Ref. RB(d)	6.00%	07/01/2048	1,000	960,973
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	3,500	3,356,406
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	1,000	1,036,360
				6,338,210
Iowa–1.86%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(k)(l)	5.00%	12/01/2032	2,000	2,249,663
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,125,245
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2065	13,000	1,919,638
				5,294,546
Kansas–0.34%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	957,391
Kentucky–0.79%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB	6.88%	07/01/2046	2,000	2,245,623
Louisiana–0.25%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	726,436
Maine–3.53%
Maine Health & Higher Educational Facilities Authority; Series 2023, RB (INS - AGI)(f)(g)(i)	4.75%	07/01/2053	10,660	10,074,698
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–8.01%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(f)(g)	5.50%	08/01/2030	$960	$1,063,865
Series 2023, GO Bonds(f)	5.00%	10/01/2053	10,000	10,141,949
Series 2025, GO Bonds(f)	5.00%	05/01/2053	10,020	10,156,587
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(f)	5.50%	07/01/2032	505	588,467
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2057	1,000	895,261
				22,846,129
Michigan–0.41%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	563,126
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2046	2,705	603,215
				1,166,341
Minnesota–1.06%
Ramsey (City of), MN (Pact Charter School); Series 2022 A, Ref. RB	5.00%	06/01/2032	1,500	1,454,996
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,000,333
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2038	545	555,335
				3,010,664
Missouri–3.09%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(m)	5.50%	04/01/2027	608	206,610
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	2,250	2,148,894
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,038,379
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village);
Series 2016 A, RB	5.00%	08/15/2046	2,000	1,727,748
Series 2018 A, Ref. RB	5.00%	08/15/2042	855	776,810
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(f)	5.13%	05/01/2052	1,500	1,504,031
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,392,580
				8,795,052
Nevada–1.78%
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(d)(e)(k)	9.50%	01/01/2033	3,000	2,862,763
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(d)	5.75%	06/01/2047	1,550	1,539,203
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(d)(h)	0.00%	07/01/2058	4,500	666,660
				5,068,626
New Hampshire–0.35%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,061	998,549
New Jersey–3.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	855	855,237
Series 2012, RB(e)	5.75%	09/15/2027	805	805,576
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.30%	10/01/2049	1,200	1,200,375
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,280,636
New Jersey (State of) Transportation Trust Fund Authority; Series 2023, RB(f)(i)	5.25%	06/15/2050	5,000	5,110,474
				10,252,298
New York–8.49%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(h)	0.00%	07/15/2035	1,475	948,617
Series 2009, RB(h)	0.00%	07/15/2046	10,000	3,242,409
Nassau (County of), NY Industrial Development Agency(h)	0.00%	01/01/2058	1,479	15
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority; Series 2022, RB(f)	5.25%	11/01/2048	$5,000	$5,150,946
New York (State of) Dormitory Authority; Series 2018 E, RB(f)	5.00%	03/15/2046	2,250	2,265,408
New York Counties Tobacco Trust IV; Series 2010 A, RB(d)	6.25%	06/01/2041	982	941,809
New York Counties Tobacco Trust V; Series 2005 S-2, RB(h)	0.00%	06/01/2050	8,100	1,199,544
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	1,936,876
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(d)	7.25%	11/15/2044	3,000	3,001,661
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(e)(f)(i)	5.00%	07/01/2046	1,750	1,703,243
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(e)	5.50%	12/31/2060	1,000	1,004,873
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	1,764,623
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)(e)	7.00%	06/01/2046	1,000	1,036,867
				24,196,891
North Carolina–0.39%
North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,098,654
Ohio–3.66%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,750	1,516,530
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	11,600	1,116,878
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2052	2,000	1,834,926
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,310,807
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	3,075	2,903,323
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(d)(e)	5.00%	07/01/2049	2,000	1,754,372
				10,436,836
Oklahoma–0.00%
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(b)	7.00%	11/01/2051	665	2,296
Pennsylvania–5.20%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(e)	6.00%	06/30/2061	1,250	1,298,179
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia);
Series 2024, RB	5.25%	07/01/2049	7,000	7,278,894
Series 2024, RB	5.50%	07/01/2053	3,000	3,166,451
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	3,000	3,070,675
				14,814,199
Puerto Rico–7.09%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	305	307,942
Series 2002, RB	5.63%	05/15/2043	1,000	1,011,509
Series 2005 A, RB(h)	0.00%	05/15/2050	27,000	4,920,853
Puerto Rico (Commonwealth of); Subseries 2022, RN(h)	0.00%	11/01/2043	3,190	1,917,987
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(b)	5.00%	07/01/2037	495	271,631
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	1,000	965,426
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 01/08/2020-03/25/2024; Cost $94,206)(c)	6.63%	01/01/2027	81	80,684
Series 2023 A, RB (Acquired 01/08/2020-03/25/2024; Cost $739,741)(c)	6.63%	01/01/2028	622	613,373
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	24,150	7,752,978
Series 2018 A-1, RB(h)	0.00%	07/01/2051	10,062	2,375,392
				20,217,775
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.12%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(d)	5.75%	06/15/2039	$1,500	$1,368,086
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	1,820,627
				3,188,713
Tennessee–2.94%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	893,377
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	5,000	5,439,317
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(d)	5.50%	09/01/2047	1,600	1,355,649
Series 2016 A, Ref. RB(d)	5.00%	09/01/2031	750	690,212
				8,378,555
Texas–8.92%
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(d)	5.75%	06/01/2043	1,500	1,501,974
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB (Acquired 12/17/2019; Cost $1,207,286)(b)(c)(e)	7.00%	03/01/2039	1,160	928,000
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(e)	6.63%	07/15/2038	1,000	1,002,129
Hutto (City of), TX; Series 2025, RB(d)	5.13%	09/01/2045	300	282,199
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	1,500	1,498,361
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	6.50%	10/01/2060	1,000	955,630
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	600	594,190
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	313,286
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,120,601
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022, RB	5.50%	10/01/2027	945	945,034
North Texas Tollway Authority; Series 2011 B, RB(h)(k)(l)	0.00%	09/01/2031	7,000	3,598,622
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2024, RB(d)(e)	5.00%	01/01/2039	1,000	968,091
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	438,836
San Antonio (City of), TX; Series 2023 A, Ref. RB(f)	5.50%	02/01/2050	5,750	6,074,529
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,012,046
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,004,781)(b)(c)	6.38%	02/15/2052	1,000	650,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	659	550,944
Texas (State of) Water Development Board;
Series 2022, RB(f)	4.80%	10/15/2052	2,000	1,971,977
Series 2022, RB(f)	5.00%	10/15/2057	1,000	1,013,263
				25,419,712
Utah–2.03%
Salt Lake City (City of), UT; Series 2017 A, RB(e)(f)	5.00%	07/01/2047	3,000	2,946,205
Utah (State of) Charter School Finance Authority (Wallace Stegner Academy); Series 2022 A, RB(d)	5.75%	06/15/2052	3,000	2,850,598
				5,796,803
Virginia–0.71%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	376	369,124
Series 2016 A-2, RB(j)	7.13%	03/01/2059	902	764,333
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	895,353
				2,028,810
Washington–2.28%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	986,971
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(f)(i)	5.00%	07/01/2058	3,225	3,039,531
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(k)(l)	7.00%	07/01/2025	740	741,872
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(d)	5.00%	01/01/2051	$2,000	$1,739,813
				6,508,187
West Virginia–0.97%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(d)(m)	5.75%	06/01/2042	1,495	1,033,381
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.75%	06/01/2043	1,000	1,005,533
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(d)(e)	7.25%	02/01/2036	750	525,000
Series 2018, RB(b)(d)(e)	8.75%	02/01/2036	240	192,000
				2,755,914
Wisconsin–5.37%
Wisconsin (State of) Public Finance Authority;
Series 2023 A, Ref. RB(d)	6.25%	10/01/2053	1,000	1,013,727
Series 2023 B, RB(d)(h)	0.00%	07/01/2062	2,000	1,455,000
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $1,965,676)(b)(c)(d)	6.85%	10/01/2047	2,000	200,000
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2022, RB(d)	5.88%	06/01/2052	900	851,919
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $982,664)(b)(c)(d)	6.85%	11/01/2046	1,000	550,000
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(d)	6.13%	02/01/2048	1,170	1,142,184
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	1,000	450,000
Wisconsin (State of) Public Finance Authority (Midtown); Series 2025, RB(d)(h)	0.00%	12/15/2034	3,750	2,094,418
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)	7.25%	06/01/2035	2,500	2,611,766
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(d)	6.25%	07/15/2053	475	487,354
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	653,027
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(d)	5.38%	12/15/2032	1,202	1,201,890
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(d)(h)	0.00%	12/15/2034	1,500	845,456
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(d)	5.00%	06/15/2057	2,000	1,759,503
				15,316,244
Total Municipal Obligations (Cost $417,832,587)				402,944,036
U.S. Dollar Denominated Bonds & Notes–0.05%
Puerto Rico–0.01%
AES Puerto Rico, Inc.(m)	12.50%	03/04/2026	20	19,664
Texas–0.04%
Gladieux Metals Recycling LLC	15.00%	05/08/2026	125	120,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $140,394)				139,664
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(m)			13,681	0
TOTAL INVESTMENTS IN SECURITIES(n)–141.38% (Cost $417,972,981)				403,083,700
FLOATING RATE NOTE OBLIGATIONS–(43.38)%
Notes with interest and fee rates ranging from 2.49% to 2.70% at 05/31/2025 and contractual maturities of collateral ranging from 08/01/2030 to 07/01/2058(o)				(123,680,000)
OTHER ASSETS LESS LIABILITIES–2.00%				5,700,635
NET ASSETS–100.00%				$285,104,335
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $7,093,513, which represented 2.49% of the Trust’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at May 31, 2025 was $6,817,812, which represented 2.39% of the Trust’s Net Assets.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $68,629,552, which represented 24.07% of the Trust’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Zero coupon bond issued at a discount.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $45,161,280. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the
Trust’s investments with a value of $165,285,215 are held by TOB Trusts and serve as collateral for the $123,680,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$401,704,045	$1,239,991	$402,944,036
U.S. Dollar Denominated Bonds & Notes	—	120,000	19,664	139,664
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	401,824,045	1,259,655	403,083,700
Other Investments - Assets
Investments Matured	—	1,445,745	—	1,445,745
Total Investments	$—	$403,269,790	$1,259,655	$404,529,445
Invesco Municipal Income Opportunities Trust